Income taxes - Tax Rates (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Her Majesty's Revenue and Customs (HMRC)
Income taxes
Tax rate (as a percent)	20.00%	20.75%	22.50%	23.75%
Internal Revenue Service (IRS)
Income taxes
Tax rate (as a percent)	34.00%	34.00%	34.00%	34.00%